Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2022
Prepaid expenses and other receivables
Prepaid expenses and other receivables
5	Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Prepaid expenses	43,012	11,938	1,884
VAT tax receivables	—	30	5
Other receivables	4,776	5,722	904
Total prepaid expenses and other receivables	47,788	17,690	2,793

Other receivables mainly include advance payments to employees and prepayments.